Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 490	€ 725
Not recognized deferred tax asset	142	177
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	65	89
Not recognized deferred tax asset	15	22
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	21	137
Not recognized deferred tax asset	5	18
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	20
Not recognized deferred tax asset	36	25
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	385	499
Not recognized deferred tax asset	€ 86	€ 111